Derivative Contract Information - Fund's OTC Derivative Liabilities (Detail) - Merrill Lynch International [Member] - Over-the-Counter ("OTC") [Member] - USD ($)	Mar. 31, 2018	Sep. 30, 2017
Offsetting Liabilities [Line Items]
Gross Amounts of Liabilities Presented in the Statement of Financial Condition	$ 0	$ 0
Financial Instruments Available for Offset	0	0
Financial Instruments Collateral Pledged	0	0
Cash Collateral Pledged	0	0
Net Amount	0	0
SPDR Long Dollar Gold Trust [Member]
Offsetting Liabilities [Line Items]
Gross Amounts of Liabilities Presented in the Statement of Financial Condition	0	0
Financial Instruments Available for Offset	0	0
Financial Instruments Collateral Pledged	0	0
Cash Collateral Pledged	0	0
Net Amount	$ 0	$ 0